SCHEDULE OF CHANGES IN GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Changes In Goodwill
Beginning balance	$ 8,338,547	$ 11,425,148
Less: Impairment	(5,764,349)	(2,996,248)
Less: Foreign currency translation	17,406	(90,353)
Less : ESQ goodwill written off	(90,266)
Add : Goodwill on new acquisitions	42,291,197
Ending balance	$ 44,792,535	$ 8,338,547